First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 83.6%
	Aerospace/Defense — 2.6%
$4,500,000	Howmet Aerospace, Inc.	6.88%	05/01/25	$4,543,690
2,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	2,040,462
1,000,000	Howmet Aerospace, Inc.	6.75%	01/15/28	1,054,423
3,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	2,765,320
2,000,000	Lockheed Martin Corp.	4.45%	05/15/28	2,000,422
5,000,000	Lockheed Martin Corp.	4.50%	02/15/29	5,014,461
5,000,000	Northrop Grumman Corp.	4.60%	02/01/29	5,002,990
3,500,000	Northrop Grumman Corp.	4.40%	05/01/30	3,458,772
3,500,000	RTX Corp.	5.75%	01/15/29	3,656,585
				29,537,125
	Banking — 16.2%
1,044,000	American Express Co. (a)	6.34%	10/30/26	1,059,550
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,533,246
889,000	American Express Co. (a)	5.10%	02/16/28	893,833
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,526,782
5,250,000	Bank of America Corp.	3.50%	04/19/26	5,140,614
6,750,000	Bank of America Corp. (a)	5.08%	01/20/27	6,755,825
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,029,237
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,461,959
2,500,000	Bank of New York Mellon (The) Corp. (a)	5.22%	11/21/25	2,499,543
1,500,000	Bank of New York Mellon (The) Corp. (a)	5.15%	05/22/26	1,502,481
5,150,000	Bank of New York Mellon (The) Corp. (a)	4.41%	07/24/26	5,109,538
1,000,000	Bank of New York Mellon (The) Corp. (a)	4.95%	04/26/27	1,002,240
2,000,000	Bank of New York Mellon (The) Corp. (a)	5.80%	10/25/28	2,064,540
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,122,117
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	625,481
5,000,000	Goldman Sachs Bank USA (a)	5.28%	03/18/27	5,021,220
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	996,029
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.80%	08/10/26	2,010,068
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,704,637
5,750,000	JPMorgan Chase & Co.	3.30%	04/01/26	5,617,813
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,023,254
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,517,417
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,295,883
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,563,090
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,521,256
3,250,000	Morgan Stanley	4.00%	07/23/25	3,214,326
7,500,000	Morgan Stanley (a)	5.05%	01/28/27	7,510,884
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,723,358
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,063,473
2,000,000	Morgan Stanley Bank N.A.	4.75%	04/21/26	1,999,137
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,506,046
5,000,000	PNC Financial Services Group (The), Inc. (a)	4.76%	01/26/27	4,973,097
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	961,553
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,071,589
135,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	136,259
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,023,684
5,234,000	State Street Corp. (a)	4.86%	01/26/26	5,223,978
1,000,000	State Street Corp. (a)	5.10%	05/18/26	999,862
5,000,000	State Street Corp.	5.27%	08/03/26	5,045,049

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$4,250,000	State Street Corp. (a)	5.82%	11/04/28	$4,400,380
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,779,466
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	3,985,696
3,000,000	US Bancorp (a)	5.73%	10/21/26	3,021,903
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,077,111
2,750,000	Wells Fargo & Co.	3.55%	09/29/25	2,706,463
1,250,000	Wells Fargo & Co. (a)	2.41%	10/30/25	1,240,363
4,000,000	Wells Fargo & Co.	3.00%	10/23/26	3,849,670
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,098,232
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,530,993
5,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	5,002,098
2,750,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,787,308
				182,529,631
	Brokerage/Asset Managers/Exchanges — 3.0%
9,000,000	Intercontinental Exchange, Inc.	4.00%	09/15/27	8,838,284
10,000,000	Intercontinental Exchange, Inc. (b)	3.63%	09/01/28	9,585,575
3,790,000	LPL Holdings, Inc. (b)	4.63%	11/15/27	3,703,362
1,710,000	Nasdaq, Inc.	5.65%	06/28/25	1,715,471
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,739,127
				33,581,819
	Building Materials — 1.0%
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,406,676
7,674,000	CRH America, Inc. (b)	3.88%	05/18/25	7,571,563
				10,978,239
	Cable Satellite — 0.8%
231,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	229,505
3,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/26	3,057,884
3,000,000	Comcast Corp.	4.15%	10/15/28	2,953,584
3,500,000	Comcast Corp.	4.25%	10/15/30	3,424,572
				9,665,545
	Construction Machinery — 1.7%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	981,540
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,358,810
2,500,000	John Deere Capital Corp.	4.50%	01/08/27	2,502,263
12,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	12,489,900
				19,332,513
	Consumer Cyclical Services — 0.6%
300,000	Expedia Group, Inc. (b)	6.25%	05/01/25	300,949
6,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	6,404,932
				6,705,881
	Consumer Products — 0.2%
2,000,000	Mead Johnson Nutrition Co.	4.13%	11/15/25	1,978,936
	Diversified Manufacturing — 0.6%
1,342,000	Veralto Corp. (b)	5.50%	09/18/26	1,354,463
5,000,000	Veralto Corp. (b)	5.35%	09/18/28	5,105,842
				6,460,305

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric — 2.8%
$3,800,000	AEP Transmission Co. LLC	3.10%	12/01/26	$3,665,122
5,000,000	CenterPoint Energy Houston Electric LLC	5.20%	10/01/28	5,103,482
1,000,000	DTE Electric Co.	4.85%	12/01/26	1,008,159
2,000,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	1,985,917
3,250,000	Florida Power & Light Co.	5.05%	04/01/28	3,308,141
2,500,000	Florida Power & Light Co.	4.40%	05/15/28	2,490,404
3,500,000	Florida Power & Light Co.	4.63%	05/15/30	3,513,512
435,000	Georgia Power Co.	5.00%	02/23/27	439,327
7,371,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	7,271,775
1,550,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	1,525,877
1,550,000	Virginia Electric and Power Co., Series B	3.75%	05/15/27	1,513,082
				31,824,798
	Environmental — 2.2%
1,550,000	Republic Services, Inc.	2.90%	07/01/26	1,497,557
7,850,000	Republic Services, Inc.	4.88%	04/01/29	7,933,954
2,000,000	Waste Management, Inc.	3.15%	11/15/27	1,918,044
10,000,000	Waste Management, Inc.	4.88%	02/15/29	10,166,689
3,500,000	Waste Management, Inc.	4.63%	02/15/30	3,519,063
				25,035,307
	Food and Beverage — 8.4%
5,000,000	Campbell Soup Co.	5.20%	03/19/27	5,073,844
5,000,000	Campbell Soup Co.	5.20%	03/21/29	5,103,289
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,032,017
2,000,000	Constellation Brands, Inc.	4.75%	11/15/24	1,995,140
6,500,000	Constellation Brands, Inc.	4.75%	12/01/25	6,478,414
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	3,953,080
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,507,521
5,000,000	General Mills, Inc.	4.70%	01/30/27	4,994,220
5,500,000	General Mills, Inc.	2.88%	04/15/30	4,977,928
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,620,878
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,837,900
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,054,581
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,320,864
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	1,993,878
6,000,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	5,819,353
3,000,000	Lamb Weston Holdings, Inc. (b)	4.13%	01/31/30	2,741,029
3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	3,713,132
6,825,000	Molson Coors Beverage Co.	3.00%	07/15/26	6,600,561
882,000	Mondelez International, Inc.	4.75%	02/20/29	887,733
2,500,000	Nestle Holdings, Inc. (b)	5.00%	03/14/28	2,545,866
5,500,000	PepsiCo, Inc.	2.75%	03/19/30	5,037,962
4,500,000	Post Holdings, Inc. (b)	6.25%	02/15/32	4,562,715
4,000,000	Sysco Corp.	3.75%	10/01/25	3,940,888
2,000,000	Sysco Corp.	3.25%	07/15/27	1,920,342
400,000	Sysco Corp.	5.75%	01/17/29	416,402
				95,129,537
	Gaming — 0.7%
3,000,000	VICI Properties, L.P.	5.75%	04/01/34	3,047,604

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Gaming (Continued)
$2,050,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	$2,031,846
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,367,473
				8,446,923
	Health Insurance — 5.0%
10,149,000	Centene Corp.	4.25%	12/15/27	9,834,403
7,066,000	Elevance Health, Inc.	5.35%	10/15/25	7,088,701
2,000,000	Elevance Health, Inc.	3.65%	12/01/27	1,939,459
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	5,886,247
4,500,000	Humana, Inc.	4.50%	04/01/25	4,479,509
4,000,000	Humana, Inc.	3.95%	03/15/27	3,912,042
4,000,000	Humana, Inc.	5.75%	12/01/28	4,141,851
3,500,000	Humana, Inc.	4.88%	04/01/30	3,506,886
7,050,000	UnitedHealth Group, Inc.	5.25%	02/15/28	7,234,725
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,519,858
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,627,739
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,528,321
				56,699,741
	Healthcare — 11.0%
10,238,000	Alcon Finance Corp. (b)	2.75%	09/23/26	9,788,787
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	3,900,844
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,891,232
2,000,000	Becton Dickinson & Co.	3.73%	12/15/24	1,986,791
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,870,578
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,520,942
2,500,000	Charles River Laboratories International, Inc. (b)	4.25%	05/01/28	2,383,676
2,500,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,314,885
1,631,000	Cigna Group (The)	4.50%	02/25/26	1,621,838
3,000,000	Cigna Group (The)	4.38%	10/15/28	2,959,120
4,345,000	Cigna Group (The)	2.40%	03/15/30	3,852,404
1,550,000	CVS Health Corp.	3.88%	07/20/25	1,528,103
2,000,000	CVS Health Corp.	5.00%	02/20/26	2,000,276
2,500,000	CVS Health Corp.	5.13%	02/21/30	2,526,855
6,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	6,036,053
6,170,000	HCA, Inc.	5.88%	02/15/26	6,210,216
2,000,000	HCA, Inc.	4.50%	02/15/27	1,977,826
5,000,000	HCA, Inc.	5.20%	06/01/28	5,053,350
2,500,000	IQVIA, Inc. (b)	5.00%	05/15/27	2,456,405
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,274,780
250,000	IQVIA, Inc.	6.25%	02/01/29	261,380
2,500,000	McKesson Corp.	4.90%	07/15/28	2,532,229
4,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	4,410,303
5,000,000	Solventum Corp. (b)	5.40%	03/01/29	5,063,294
2,500,000	Solventum Corp. (b)	5.45%	03/13/31	2,522,912
2,500,000	Solventum Corp. (b)	5.60%	03/23/34	2,516,121
8,500,000	Stryker Corp.	3.38%	11/01/25	8,339,605
6,000,000	Stryker Corp.	4.85%	12/08/28	6,050,811
3,500,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	3,579,131
5,400,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	5,329,857

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$5,000,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	$4,936,037
557,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	570,158
				124,266,799
	Lodging — 0.3%
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,560,943
	Other Utility — 0.6%
4,000,000	American Water Capital Corp.	2.95%	09/01/27	3,807,271
2,893,000	American Water Capital Corp.	3.75%	09/01/28	2,799,814
				6,607,085
	Packaging — 1.3%
897,000	Berry Global, Inc. (b)	4.88%	07/15/26	886,129
1,700,000	Berry Global, Inc. (b)	5.63%	07/15/27	1,684,464
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,649,106
				14,219,699
	Paper — 0.1%
1,000,000	Packaging Corp. of America	3.40%	12/15/27	960,846
	Pharmaceuticals — 2.6%
1,550,000	AbbVie, Inc.	3.20%	05/14/26	1,512,286
2,500,000	AbbVie, Inc.	4.80%	03/15/29	2,533,303
250,000	AbbVie, Inc.	4.95%	03/15/31	255,002
2,250,000	Amgen, Inc.	5.25%	03/02/25	2,248,325
3,000,000	Amgen, Inc.	4.05%	08/18/29	2,919,529
6,250,000	Astrazeneca Finance LLC	4.88%	03/03/28	6,335,175
2,500,000	Gilead Sciences, Inc.	3.65%	03/01/26	2,455,146
7,000,000	Zoetis, Inc.	4.50%	11/13/25	6,959,314
2,500,000	Zoetis, Inc.	3.00%	09/12/27	2,374,167
1,522,000	Zoetis, Inc.	2.00%	05/15/30	1,315,003
				28,907,250
	Property & Casualty Insurance — 4.0%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,847,406
2,000,000	Aon North America, Inc.	5.30%	03/01/31	2,038,820
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,552,875
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,653,025
994,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,012,724
11,045,000	Brown & Brown, Inc.	4.20%	09/15/24	11,013,741
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	5,920,043
2,000,000	Brown & Brown, Inc.	2.38%	03/15/31	1,683,526
2,500,000	Brown & Brown, Inc.	4.20%	03/17/32	2,327,836
1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	1,622,946
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,359,090
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,729,471
				45,761,503
	Restaurants — 0.3%
3,000,000	Starbucks Corp.	4.85%	02/08/27	3,016,263
	Retailers — 1.1%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,923,804
2,063,000	Home Depot (The), Inc.	4.75%	06/25/29	2,089,069

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retailers (Continued)
$4,000,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	$4,079,358
3,500,000	O’Reilly Automotive, Inc.	3.60%	09/01/27	3,385,921
				12,478,152
	Technology — 13.5%
5,250,000	Adobe, Inc.	2.30%	02/01/30	4,713,574
7,500,000	Atlassian Corp.	5.25%	05/15/29	7,608,255
5,000,000	Autodesk, Inc.	4.38%	06/15/25	4,963,143
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,312,226
1,485,000	Autodesk, Inc.	2.85%	01/15/30	1,355,078
2,500,000	Cisco Systems, Inc.	4.95%	02/26/31	2,556,265
5,000,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,355,807
13,656,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	12,265,664
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,197,633
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,481,606
3,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	3,385,268
5,000,000	Gartner, Inc. (b)	4.50%	07/01/28	4,858,114
2,500,000	Gartner, Inc. (b)	3.63%	06/15/29	2,328,017
3,074,000	Global Payments, Inc.	1.50%	11/15/24	3,036,810
7,250,000	Infor, Inc. (b)	1.75%	07/15/25	6,983,236
16,000,000	MSCI, Inc. (b)	4.00%	11/15/29	15,173,328
4,000,000	Oracle Corp.	5.80%	11/10/25	4,042,291
3,025,000	Oracle Corp.	3.25%	11/15/27	2,893,379
2,250,000	Oracle Corp.	2.30%	03/25/28	2,070,189
3,000,000	Oracle Corp.	4.50%	05/06/28	2,988,110
4,000,000	Oracle Corp.	6.15%	11/09/29	4,260,954
3,000,000	PTC, Inc. (b)	3.63%	02/15/25	2,966,381
3,500,000	PTC, Inc. (b)	4.00%	02/15/28	3,317,922
3,000,000	Roper Technologies, Inc.	3.80%	12/15/26	2,933,605
2,682,000	Roper Technologies, Inc.	2.00%	06/30/30	2,299,328
4,500,000	Salesforce, Inc.	3.70%	04/11/28	4,401,754
9,000,000	ServiceNow, Inc.	1.40%	09/01/30	7,524,823
767,000	Verisk Analytics, Inc.	4.00%	06/15/25	758,782
4,000,000	VMware LLC	1.00%	08/15/24	3,992,391
3,813,000	VMware LLC	4.50%	05/15/25	3,785,831
2,500,000	VMware LLC	4.65%	05/15/27	2,488,690
10,925,000	Workday, Inc.	3.50%	04/01/27	10,591,869
				152,890,323
	Wireless — 2.2%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,540,696
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,412,308
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,505,351
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	996,148
5,000,000	T-Mobile USA, Inc.	5.38%	04/15/27	5,032,040
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	7,974,347
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,014,889
				24,475,779
	Wirelines — 0.8%
2,000,000	AT&T, Inc.	5.54%	02/20/26	2,000,073

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wirelines (Continued)
$5,550,000	Verizon Communications, Inc.	4.13%	03/16/27	$5,489,193
1,875,000	Verizon Communications, Inc.	4.33%	09/21/28	1,858,223
				9,347,489
	Total Corporate Bonds and Notes			944,398,431
	(Cost $933,500,397)
FOREIGN CORPORATE BONDS AND NOTES — 13.8%
	Banking — 2.4%
2,000,000	Barclays PLC (a)	5.83%	05/09/27	2,022,964
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,055,726
1,300,000	Royal Bank of Canada	4.95%	04/25/25	1,297,687
6,500,000	Royal Bank of Canada	4.88%	01/12/26	6,505,344
2,250,000	Royal Bank of Canada	4.88%	01/19/27	2,260,623
4,500,000	Toronto-Dominion Bank (The)	3.77%	06/06/25	4,450,164
2,000,000	Toronto-Dominion Bank (The)	5.53%	07/17/26	2,024,859
3,500,000	UBS AG	5.65%	09/11/28	3,624,599
2,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	2,538,791
				26,780,757
	Building Materials — 0.5%
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,085,268
	Environmental — 1.1%
2,500,000	GFL Environmental, Inc. (b)	5.13%	12/15/26	2,479,753
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	9,851,087
				12,330,840
	Food and Beverage — 1.2%
2,325,000	Bacardi Ltd. (b)	4.45%	05/15/25	2,305,818
6,000,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.25%	01/15/29	6,040,258
5,000,000	Mondelez International Holdings Netherlands B.V. (b)	4.25%	09/15/25	4,957,409
				13,303,485
	Gaming — 0.0%
100,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	101,872
	Healthcare — 1.1%
5,000,000	Icon Investments Six Designated Activity Co.	5.85%	05/08/29	5,172,598
7,000,000	Medtronic Global Holdings S.C.A	4.25%	03/30/28	6,944,434
				12,117,032
	Midstream — 0.1%
923,000	Enbridge, Inc.	5.90%	11/15/26	943,117
	Packaging — 0.9%
5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	4,789,856
6,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	5,930,447
				10,720,303
	Paper — 0.9%
10,000,000	Smurfit Kappa Treasury ULC (b)	5.20%	01/15/30	10,170,831
	Pharmaceuticals — 0.3%
3,881,000	CSL Finance PLC (b)	3.85%	04/27/27	3,792,341
	Property & Casualty Insurance — 0.7%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	7,856,338

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Restaurants — 1.3%
$14,694,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.75%	04/15/25	$14,686,706
	Retailers — 0.4%
5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	4,568,288
	Technology — 2.9%
10,000,000	Constellation Software, Inc. (b)	5.16%	02/16/29	10,167,229
2,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	2,560,878
15,000,000	Open Text Corp. (b)	6.90%	12/01/27	15,576,825
5,000,000	Thomson Reuters Corp.	3.35%	05/15/26	4,867,807
				33,172,739
	Total Foreign Corporate Bonds and Notes			155,629,917
	(Cost $153,622,038)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.0%
	Chemicals — 0.1%
1,700,000	FMC Corp.	6.00%	08/01/24	1,700,000
	Technology — 0.9%
10,000,000	Jabil, Inc.	5.87%	08/01/24	10,000,000
	Total Commercial Paper			11,700,000
	(Cost $11,700,000)

	Total Investments — 98.4%			1,111,728,348
	(Cost $1,098,822,435)
	Net Other Assets and Liabilities — 1.6%			18,027,405
	Net Assets — 100.0%			$1,129,755,753

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $256,058,745 or 22.7% of net assets.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$944,398,431	$—	$944,398,431	$—
Foreign Corporate Bonds and Notes*	155,629,917	—	155,629,917	—
Commercial Paper*	11,700,000	—	11,700,000	—
Total Investments	$1,111,728,348	$—	$1,111,728,348	$—

*	See Portfolio of Investments for industry breakout.